Expense Example - Dakota Active Equity ETF - Dakota Active Equity ETF Class	Jun. 20, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	$ 128